DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2022
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

28.  DISCONTINUED OPERATIONS

In the year ended December 31, 2020, a net gain of $34.8 million (without any tax consequence) was recorded as certain adjusting conditions were achieved in connection with the sale of 4Degrees Colocation Inc. made in 2019.